CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - Schedule of cash and cash equivalents and short term investments (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 65.3	$ 54.5
Money market funds	356.3	158.1
Short term deposits	198.3	293.6
Total Cash and cash equivalents	619.9	506.2
Short-term bank deposits	176.9	134.0
Marketable securities:
Total Marketable securities	2,020.4	2,143.6
Total Cash and cash equivalents, short-term bank deposits and marketable securities	2,817.2	2,783.8
Debt securities issued by the U.S. Treasury and other U.S. government agencies
Marketable securities:
Total Marketable securities	480.9	518.4
Debt securities issued by other governments
Marketable securities:
Total Marketable securities	40.3	55.4
Corporate debt securities
Marketable securities:
Total Marketable securities	$ 1,499.2	$ 1,569.8